Share-based payments - Share purchase plan (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Nov. 11, 2014 MXN ($)	Nov. 30, 2021 MXN ($)	Nov. 30, 2020 MXN ($)	Nov. 30, 2019 MXN ($)	Nov. 30, 2014 MXN ($)	Dec. 31, 2021 EquityInstruments shares	Dec. 31, 2020 EquityInstruments shares	Dec. 31, 2019 EquityInstruments shares
Share purchase plan
Forfeited during the year						(551,732)	(327,217)
Share purchase plan
Share purchase plan
Special bonus granted | $					$ 10,831
Special bonus net of withheld taxes | $	$ 7,059
Cost of extensions to LTIP approved | $		$ 104,698	$ 92,132	$ 86,772
Cost of extensions net of withheld taxes | $		$ 68,066	$ 59,899	$ 56,407
Outstanding at beginning of the year						5,805,311	5,115,191	3,553,295
Purchased during the year | shares						1,849,417	3,159,763	2,694,600
Exercised/vested during the year						(2,612,575)	(2,142,426)	(959,614)
Forfeited during the year						(551,732)	(327,217)	(173,090)
Outstanding at end of the year						4,490,421	5,805,311	5,115,191